STOCK BASED COMPENSATION (Summary of Stock Option and Warrant Activity) (Details) (Non Qualified Stock Options And Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.001	$ 0.25	$ 0.25	$ 1.40
Exercise Prices (Upper Limit)	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 2.00	$ 2.00	$ 2.10
$0.25 - $1.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	$ 0.25	$ 0.25
Exercise Prices (Upper Limit)	$ 1.75	$ 1.75
Number Outstanding Currently Exercisable	7,778,503	7,714,850
Weighted Average Remaining Contractual Life	2 years 6 months 4 days	2 years 8 months 16 days
Exercise Price	$ 1.16	$ 1.15